Jul. 01, 2015
Alerian Energy Infrastructure ETF

ALPS ETF TRUST

Alerian Energy Infrastructure ETF (ENFR)

(the “Fund”)

SUPPLEMENT DATED JULY 1, 2015

TO THE PROSPECTUS DATED MARCH 31, 2015

Alerian, the index provider for the Alerian Energy Infrastructure Index (the “Underlying Index”), announced certain changes to the Underlying Index.  Accordingly, effective immediately, the following changes have been made to the prospectus.

The information below replaces, in its entirety, the section titled “Principal Investment Strategies” in the “Summary Information” section for the Fund beginning on page 6 of the prospectus:

Principal Investment Strategies

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. Developed by Alerian, a leading provider of objective master limited partnership (“MLP”) and energy infrastructure benchmarks, data and analytics (“Alerian”), the Underlying Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.

The Underlying Index is a composite of North American energy infrastructures engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”).  Each Underlying Index constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies.  Each category is assigned an index weight of 25%.  The Underlying Index is a float-adjusted market capitalization weighted index.

The Fund will normally invest at least 90% of its total assets in securities that comprise the Underlying Index (or depositary receipts based on such securities).   Under normal conditions, the Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Underlying Index.

Pursuant to Section 851(b)(3) of the Code, the Fund may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs.

Unlike direct investments in MLPs, income and losses from the Fund’s investments in MLPs will not directly flow through to the personal tax returns of shareholders.  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

U.S. Energy Infrastructure MLPs

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code.

U.S. energy infrastructure MLPs have principal executive offices located in the United States and have elected to be treated as a partnership for U.S. federal income tax purposes.  In addition, they must earn the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities.  U.S. energy infrastructure MLPS also must (i) own the general partner of a U.S. publicly traded partnership and/or (ii) be in the top 70% of U.S. energy publicly traded partnership, ranked by market capitalization.

U.S. General Partners

MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

U.S. General Partners must own the general partner of a publicly traded U.S. Energy Infrastructure MLP. In addition, they must (i) have principal executive offices in the United States, (ii) have elected to be treated as a corporation for U.S. federal income tax purposes, and (iii) earn the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities.

U.S. Energy Infrastructure Companies

U.S. energy infrastructure companies may be categorized by one of the following: (i) earning the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities and not own the general partner of a U.S. publicly traded partnership, or (ii) earning the majority of their pro forma cash flow from the retail distribution of electricity and/or natural gas and own the general partner of a U.S. publicly traded partnership that earns the majority of its pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. In addition, they must have principal executive offices in the United States and have elected to be treated as a corporation for U.S. federal income tax purposes.

Canadian Energy Infrastructure Companies

Canadian energy infrastructure companies must earn the majority of their pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities. In addition, they must have principal executive offices located in Canada.

The information below replaces the paragraphs regarding “MLP Affiliates Risk,” “Canadian Investment Risk” and “Liquidity Risk” in the section titled “Summary Information - Principal Investment Risks” the Fund beginning on page 7 of the prospectus:

U.S. General Partners Risk. U.S. general partners are entities that own the general partner of a US publicly traded partnership. U.S. general partners are exposed to the operational risks associated with MLPs.  MLP affiliates are also exposed to the tax risk associated with MLP distributions: if any of the MLPs managed by a U.S. general partner were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the MLP’s ownership of the MLP interests and distributions to the U.S. general partner, and thus to the Fund.

Canadian Investment Risk.  The Fund may be subject to risks relating to its investment in Canadian securities. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. The new agreement may further affect Canada’s dependency on the U.S. economy. In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market. Furthermore, the Canadian economy is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Canadian economy.  Because the Fund will invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

The information below replaces, in its entirety, the language under the heading “Index Description” in the “Introduction – ALPS ETF Trust” section for the Fund on page 11 of the prospectus:

Index Description

The Alerian Energy Infrastructure Index was created in April 2013 to provide a benchmark of North American energy infrastructure companies that engage in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”).  The following four categories of issuers are included in the Alerian Energy Infrastructure Index:  (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies.  Each category is assigned an index weight of 25%.  The Underlying Index is a float-adjusted market capitalization weighted index.

Each issuer, except U.S. energy infrastructure companies, included in the Alerian Energy Infrastructure Index must earn the majority of its pro form cash flow from midstream energy businesses.  Each U.S. energy infrastructure issuer either must earn the majority of its pro forma cash flow (i) from midstream energy businesses and not own the general partner of a U.S. publicly traded partnership, or (ii) from the retail distribution of electricity and/or natural gas and own the general partner of a U.S. publicly traded partnership that earns the majority of its pro forma cash flow from midstream energy businesses.

The information below replaces, in its entirety, the language under the heading “Index Construction” in the “Introduction – ALPS ETF Trust” section for the Fund beginning on page 12 of the prospectus:

Index Construction

A midstream energy business must meet the following criteria to be included in the Alerian Energy Infrastructure Index, depending on the category of the midstream energy business:

U.S. Energy Infrastructure MLPs

•	Have a principal executive officer located in the United States
•	Elect to be treated as a partnership for U.S. federal income tax purposes
•	Earn the majority of its pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities
•	Characterized by at least one of the following:
•	Own the general partner of a U.S. publicly traded partnership, and/or
•	Be in the top 70% of U.S. energy publicly traded partnership market capitalization

U.S. General Partners

•	Have a principal executive officer located in the United States
•	Elect to be treated as a corporation for U.S. federal income tax purposes
•	Earn the majority of its pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities
•	Own the general partner of a U.S. publicly traded partnership that earns the majority of its pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities

U.S. Energy Infrastructure Companies

•	Have a principal executive officer located in the United States
•	Elect to be treated as a corporation for U.S. federal income tax purposes
•	Characterized by one of the following:
•	Earn the majority of its pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities and not own the general partner of a U.S. publicly traded partnership, or
•	Earn the majority of its pro forma cash flow from the retail distribution of electricity and/or natural gas and own the general partner of a U.S. publicly traded partnership that earns the majority of its pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities

Canadian Energy Infrastructure Companies

•	Have principal executive offices located in Canada
•	Earn the majority of its pro forma cash flow from the pipeline transportation, storage, and processing of energy commodities

All constituents of the Alerian Energy Infrastructure Index must have a dividend policy intended to maintain or increase dividends over time and a median daily trading volume on all exchanges of at least $1.25 million in U.S. dollars for the six-month period preceding the data compilation and analysis date.

These criteria are reviewed regularly to ensure consistency with industry trends. Any material changes will be announced on www.alerian.com.

Index rebalancings fall into two groups: quarterly rebalancings and special rebalancings. Quarterly rebalancings occur on the third Friday of each March, June, September, and December, and are effective at the open of the next trading day. In the event that the major U.S. and Canadian exchanges are closed on the third Friday of March, June, September, or December, the rebalancing will take place after market close on the immediately preceding trading day. Data relating to constituent eligibility, additions, and deletions are compiled and analyzed as of 16:00 EST on the first Friday of March, June, September, and December. Constituent index shares are then calculated as described below and assigned after market close on the quarterly rebalancing date. Since index shares are assigned based on prices on the first Friday of March, June, September, and December, the weight of each constituent on the quarterly rebalancing date may differ from its target weight due to market movements.

Each constituent is assigned one of four categories:  (i) U.S. Energy Infrastructure MLPs; (ii) U.S. General Partners; (iii) U.S. Energy Infrastructure Companies; and (iv) Canadian Energy Infrastructure Companies.  Each category is assigned an index weight of 25%.  The constituents are weighted and ranked by float-adjusted market capitalization within their category.  If the index weight of the largest constituent in a category exceeds 5% (i.e., 20% of the category weight), it is assigned an index weight of 5% and its excess weight is proportionately distributed to the remaining constituents in the category.  This process is repeated until none of the remaining constituents in the category has an index weight that exceeds 5%.

Special rebalancings are triggered by corporate actions and will be implemented as practically as possible on a case-by-case basis. Generally, in a merger between two index constituents, the special rebalancing will take place one full trading session after the constituent’s issuance of a press release indicating all needed merger votes have passed. If the stock is delisted before market open on the day after all needed merger votes have passed, the delisted security will trade at the conversion price, including any cash consideration. Data relating to the selection of a replacement constituent are compiled and analyzed as of 16:00 EST two trading days prior to the last required merger vote. Index shares are then calculated to the weighting scheme above and assigned after market close on the rebalancing date.

The information below replaces the paragraphs regarding “Cash Flow Risk” and “Non-Diversification Risk” in the section titled “Principal Risks of Investing in the Funds” beginning on page 13 of the prospectus:

Cash Flow Risk

The AMLP Fund derives substantially all of its cash flow from investments in equity securities of MLPs, and the ENFR Fund derives a significant amount of its cash flow from investments in equity securities of MLPs and MLP affiliates. The amount of cash that each Fund will have available to pay or distribute to you depends largely on the ability of the MLPs that the relevant Fund owns to make distributions to their partners and shareholders, respectively. Neither Fund nor the Adviser has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs, and other factors. In addition, certain MLPs are dependent on their parents or sponsors for revenues, and a failure by the MLP’s parent or sponsor may impact the MLP’s ability to make distributions. Each Fund’s investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the relevant Fund may not have the ability to make cash distributions as investors expect from investments focused on MLPs.

Non-Diversification Risk

Each Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, the AMLP Fund will not elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a result, there are no regulatory requirements under the 1940 Act (or with respect to the AMLP Fund, the Code) that limit the proportion of either Fund’s assets that may be invested in securities of a single issuer. Accordingly, each Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Each Fund will select its investments from the small pool of energy infrastructure MLPs (and, with respect to the ENFR Fund, U.S. general partners and other energy infrastructure companies) that qualify for inclusion in its respective Underlying Index. An investment in each Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund’s Shares.

Please retain this supplement for future reference.